PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER RECEIVABLES
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 6 - PREPAID EXPENSES AND OTHER RECEIVABLES:

	December 31,
	2023	2022
	U.S. dollars in thousands
Advance to suppliers	1,310	1,033
Government institutions	694	831
Prepaid expenses and others	797	2,523
	2,801	4,387

The fair value of other receivables which constitute of financial assets approximate their carrying amount.